Restatement of Previously Issued Financial Statement - Summary of Restatement of Previously Issued Financial Statement (Detail)	Feb. 05, 2021 USD ($) shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	$ 6,097,325
Total liabilities	13,572,895
Additional paid in capital
Accumulated deficit	(10,439,583)
Total stockholders' equity (deficit)	(10,439,005)
Total liabilities and stockholders' equity (deficit)	203,133,890
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	7,475,570
Additional paid in capital	5,385,288
Accumulated deficit	(385,949)
Total stockholders' equity (deficit)	5,000,010
Total liabilities and stockholders' equity (deficit)	203,133,890
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	6,097,325
Total liabilities	6,097,325
Additional paid in capital	(5,385,288)
Accumulated deficit	(10,053,634)
Total stockholders' equity (deficit)	(15,439,015)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant liabilities	6,097,325
Total liabilities	13,572,895
Accumulated deficit	(10,439,583)
Total stockholders' equity (deficit)	(10,439,005)
Total liabilities and stockholders' equity (deficit)	203,133,890
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	200,000,000
Class A common stock	$ 78
Number of shares subject to redemption | shares	20,000,000
Common Class A [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	$ 190,658,310
Class A common stock	$ 171
Number of shares subject to redemption | shares	19,065,831
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	$ 9,341,690
Class A common stock	$ (93)
Number of shares subject to redemption | shares	934,169
Common Class A [Member] | As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	$ 200,000,000
Class A common stock	$ 78
Number of shares subject to redemption | shares	20,000,000